Intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Intangible Assets [Abstract]
Summary of intangible assets

Year ended 31 December 2021	Exploration and evaluation(a) US$m	Trademarks, patented and non-patented technology US$m	Contract based intangible assets(b) US$m	Other intangible assets US$m	Total US$m
Net book value
At 1 January 2021	271	33	1,994	457	2,755
Adjustment on currency translation	(14)	(2)	(11)	(21)	(48)
Expenditure during the year	110	5	—	110	225
Amortisation for the year(c)	—	(14)	(10)	(154)	(178)
Disposals, transfers and other movements	(4)	—	35	47	78
At 31 December 2021	363	22	2,008	439	2,832
– cost	2,513	220	3,089	1,725	7,547
– accumulated amortisation and impairment	(2,150)	(198)	(1,081)	(1,286)	(4,715)

Year ended 31 December 2020	Exploration and evaluation(a) US$m	Trademarks, patented and non-patented technology US$m	Contract based intangible assets(b) US$m	Other intangible assets US$m	Total US$m
Net book value
At 1 January 2020	173	44	1,947	473	2,637
Adjustment on currency translation	17	3	56	35	111
Expenditure during the year	87	—	—	69	156
Amortisation for the year(c)	—	(14)	(8)	(139)	(161)
Impairment charges	—	—	—	(4)	(4)
Disposals, transfers and other movements	(6)	—	(1)	23	16
At 31 December 2020	271	33	1,994	457	2,755
– cost	2,415	232	3,070	1,710	7,427
– accumulated amortisation and impairment	(2,144)	(199)	(1,076)	(1,253)	(4,672)
At 31 December 2021, a total of US$272 million of capitalised exploration and evaluation spend within intangible assets relates to brownfield expansion of existing sites (31 December 2020: US$180 million).
(a)Exploration and evaluation assets’ useful economic lives are not determined until transferred to property, plant and equipment.
(b)The Group benefits from certain intangible assets acquired with Alcan, including power supply contracts, customer contracts and water rights. The water rights are expected to contribute to the efficiency and cost effectiveness of operations for the foreseeable future; accordingly, these rights are considered to have indefinite lives and are not subject to amortisation but are tested annually for impairment. These water rights constitute the majority of the amounts in “Contract based intangible assets”.
The remaining carrying value of the water rights of US$1,796 million as at 31 December 2021 (31 December 2020: US$1,798 million) relates wholly to the Quebec smelters cash-generating unit (CGU). The Quebec smelters CGU was tested for impairment by reference to FVLCD using discounted cash flows, which is in line with the policy set out in note 1(i). The recoverable amount of the Quebec smelters is classified as level 3 under the fair value hierarchy. In arriving at FVLCD, post-tax cash flows expressed in real terms have been estimated over the expected useful economic lives of the underlying smelting assets and discounted using a real post-tax discount rate of 6.6% (2020: 6.6%).
The recoverable amounts were determined to be significantly in excess of carrying value, and there are no reasonably possible changes in key assumptions that would cause the remaining water rights to be impaired.
(c)Finite life intangible assets are amortised over their useful economic lives on a straight line or units of production basis, as appropriate. Where amortisation is calculated on a straight line basis, the following useful lives have been determined:
Trademarks, patented and non-patented technology:
–Trademarks: 14 to 20 years
–Patented and non-patented technology: ten to 20 years
Contract-based intangible assets:
–Power contracts/water rights: two to 45 years
–Other purchase and customer contracts: five to 15 years
Other intangible assets:
–Internally generated intangible assets and computer software: two to five years
–Other intangible assets: two to 20 years
Summary of exploration and evaluation expenditure	The charge for the year and the net amount of intangible assets capitalised during the year are as follows:

	2021 US$m	2020 US$m	2019 US$m
Net expenditure in the year (net of cash proceeds of US$7 million (2020: US$1 million; 2019: US$10 million) on disposal of undeveloped projects)	(852)	(711)	(671)
Non-cash movements and non-cash proceeds on disposal of undeveloped projects	23	—	—
Amount capitalised during the year	110	87	57
Net charge for the year	(719)	(624)	(614)
Reconciliation to income statement:
Exploration and evaluation costs	(726)	(625)	(624)
Profit relating to interests in undeveloped projects	7	1	10
Net charge for the year	(719)	(624)	(614)